Equity Securities (Details Narrative) - shares shares in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities (in shares)	7,871	7,874	7,873	7,955
Warrants Issued To Underwriter In Connection With May 2020 Offering [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities (in shares)	10	10
Warrants Issued In Connection With March 2017 Rights Offering [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities (in shares)	7,681	7,682
Common Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities (in shares)	180	182	182	196